SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
Feb. 28, 2015
Muchong.com
Business combinations
Cash consideration	$ 5,000,000
Gaokaopai
Business combinations
Cash consideration	638,009
Jingshi Shifan
Business combinations
Cash consideration	$ 630,384